Schedule of Investments (unaudited)
September 30, 2025
iShares Advantage Large Cap Income ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 1.9%
HEICO Corp., Class A	276	$ 70,129
Lockheed Martin Corp.	9,704	4,844,334
Northrop Grumman Corp.	5,921	3,607,784
RTX Corp.	2,328	389,544
		8,911,791
Air Freight & Logistics — 0.4%
FedEx Corp.	483	113,896
United Parcel Service, Inc., Class B	20,067	1,676,197
		1,790,093
Automobile Components — 0.2%
BorgWarner, Inc.	16,497	725,208
Automobiles — 1.4%
Tesla, Inc.(a)	14,072	6,258,100
Banks — 3.2%
Bank of America Corp.	88,202	4,550,341
Fifth Third Bancorp	1,898	84,556
First Horizon Corp.	22,474	508,137
Huntington Bancshares, Inc.	30,188	521,347
JPMorgan Chase & Co.	21,012	6,627,815
KeyCorp	7,808	145,932
Popular, Inc.	903	114,690
Prosperity Bancshares, Inc.	1,389	92,160
Regions Financial Corp.	58,018	1,529,935
Synovus Financial Corp.	3,692	181,203
U.S. Bancorp	3,577	172,876
		14,528,992
Beverages — 0.5%
Coca-Cola Co. (The)	21,776	1,444,184
Keurig Dr. Pepper, Inc.	5,347	136,402
PepsiCo, Inc.	6,381	896,148
Primo Brands Corp., Class A	3,014	66,609
		2,543,343
Biotechnology — 3.1%
AbbVie, Inc.	21,988	5,091,102
Gilead Sciences, Inc.	47,297	5,249,967
Natera, Inc.(a)	5,695	916,724
Regeneron Pharmaceuticals, Inc.	815	458,250
United Therapeutics Corp.(a)	5,626	2,358,475
		14,074,518
Broadline Retail — 4.4%
Amazon.com, Inc.(a)(b)	92,003	20,201,099
Building Products — 0.0%
Trane Technologies PLC	572	241,361
Capital Markets — 4.5%
Blackstone, Inc., Class A, NVS	14,210	2,427,778
Cboe Global Markets, Inc.	756	185,409
Charles Schwab Corp. (The)	46,173	4,408,136
CME Group, Inc., Class A(b)	20,725	5,599,688
Intercontinental Exchange, Inc.	30,493	5,137,461
Janus Henderson Group PLC	22,973	1,022,528
MarketAxess Holdings, Inc.	447	77,890
Moody’s Corp.	134	63,848
Nasdaq, Inc.	10,828	957,737
S&P Global, Inc.	1,592	774,842
		20,655,317
Security	Shares	Value
Chemicals — 0.2%
Corteva, Inc.	8,750	$ 591,763
Mosaic Co. (The)	3,449	119,611
		711,374
Commercial Services & Supplies — 2.0%
Cintas Corp.	22,357	4,588,998
Republic Services, Inc.	398	91,333
Waste Connections, Inc.	809	142,222
Waste Management, Inc.	20,192	4,458,999
		9,281,552
Communications Equipment — 2.4%
Arista Networks, Inc.(a)	2,789	406,385
Cisco Systems, Inc.	81,909	5,604,214
Motorola Solutions, Inc.	11,385	5,206,247
		11,216,846
Construction & Engineering — 0.4%
Comfort Systems U.S.A., Inc.	1,122	925,852
Dycom Industries, Inc.(a)	894	260,833
EMCOR Group, Inc.	228	148,095
MasTec, Inc.(a)	2,845	605,445
		1,940,225
Consumer Finance — 0.1%
OneMain Holdings, Inc.	8,914	503,284
Consumer Staples Distribution & Retail — 2.9%
Costco Wholesale Corp.	3,875	3,586,816
Kroger Co. (The)	17,873	1,204,819
Sprouts Farmers Market, Inc.(a)	2,225	242,080
Walmart, Inc.	82,561	8,508,737
		13,542,452
Containers & Packaging — 0.1%
Amcor PLC	44,050	360,329
Packaging Corp. of America	562	122,477
		482,806
Diversified Consumer Services — 0.1%
H&R Block, Inc.	5,688	287,642
Diversified REITs — 0.0%
WP Carey, Inc.	3,469	234,400
Diversified Telecommunication Services — 0.1%
AT&T Inc.	14,751	416,568
Verizon Communications, Inc.	6,045	265,678
		682,246
Electric Utilities — 1.2%
Entergy Corp.	48,946	4,561,278
Eversource Energy	4,850	345,029
TXNM Energy, Inc.	13,309	752,624
		5,658,931
Electrical Equipment — 0.8%
AMETEK, Inc.	16,735	3,146,180
GE Vernova, Inc.	786	483,311
		3,629,491
Electronic Equipment, Instruments & Components — 0.9%
Amphenol Corp., Class A	27,574	3,412,283
Flex Ltd.(a)	1,981	114,839
TE Connectivity PLC	2,448	537,409
		4,064,531

Schedule of Investments (unaudited) (continued)
September 30, 2025
iShares Advantage Large Cap Income ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Entertainment — 1.1%
Netflix, Inc.(a)	3,012	$ 3,611,147
Take-Two Interactive Software, Inc.(a)	5,593	1,445,008
		5,056,155
Financial Services — 2.0%
Berkshire Hathaway, Inc., Class B(a)	5,811	2,921,422
Fidelity National Information Services, Inc.	1,247	82,227
Fiserv, Inc.(a)	537	69,236
Mastercard, Inc., Class A	5,841	3,322,419
Visa, Inc., Class A	8,122	2,772,688
		9,167,992
Food Products — 1.1%
Cal-Maine Foods, Inc.	19,256	1,811,990
Ingredion, Inc.	667	81,447
Tyson Foods, Inc., Class A	59,870	3,250,941
		5,144,378
Gas Utilities — 0.0%
National Fuel Gas Co.	2,277	210,326
Ground Transportation — 0.8%
Uber Technologies, Inc.(a)	13,717	1,343,854
Union Pacific Corp.	10,589	2,502,922
		3,846,776
Health Care Equipment & Supplies — 1.1%
Boston Scientific Corp.(a)	11,640	1,136,413
Medtronic PLC	39,155	3,729,122
		4,865,535
Health Care Providers & Services — 2.0%
Cardinal Health, Inc.	30,297	4,755,417
Cencora, Inc.	2,630	821,954
Cigna Group (The)	486	140,090
Encompass Health Corp.	721	91,581
UnitedHealth Group, Inc.	9,964	3,440,569
		9,249,611
Health Care REITs — 0.3%
Omega Healthcare Investors, Inc.	25,818	1,090,036
Ventas, Inc.	1,275	89,237
Welltower, Inc.	588	104,747
		1,284,020
Hotels, Restaurants & Leisure — 2.3%
Airbnb, Inc., Class A(a)	9,321	1,131,756
Booking Holdings, Inc.	596	3,217,965
Brinker International, Inc.(a)	520	65,873
Darden Restaurants, Inc.	18,892	3,596,281
McDonald’s Corp.	8,445	2,566,351
		10,578,226
Household Durables — 0.1%
Garmin Ltd.	1,904	468,803
Industrial Conglomerates — 0.3%
Honeywell International, Inc.	6,070	1,277,735
Insurance — 1.2%
Aon PLC, Class A	1,328	473,538
Old Republic International Corp.	10,015	425,337
Progressive Corp. (The)	12,331	3,045,141
Travelers Cos., Inc. (The)	5,137	1,434,353
		5,378,369
Interactive Media & Services — 7.6%
Alphabet, Inc., Class A(b)	68,485	16,648,703
Security	Shares	Value
Interactive Media & Services (continued)
Alphabet, Inc., Class C, NVS	37,114	$ 9,039,115
Meta Platforms, Inc., Class A	12,499	9,179,016
		34,866,834
IT Services — 1.2%
GoDaddy, Inc., Class A(a)	1,219	166,796
International Business Machines Corp.	14,736	4,157,910
VeriSign, Inc.	4,066	1,136,731
		5,461,437
Leisure Products — 0.4%
Hasbro, Inc.	24,382	1,849,375
Machinery — 0.0%
Mueller Industries, Inc.	2,398	242,462
Media — 1.3%
Comcast Corp., Class A	127,581	4,008,595
Fox Corp., Class A, NVS	26,581	1,676,198
New York Times Co. (The), Class A	2,643	151,708
		5,836,501
Metals & Mining — 0.4%
Carpenter Technology Corp.	1,313	322,394
Newmont Corp.	15,969	1,346,346
		1,668,740
Mortgage Real Estate Investment Trusts (REITs) — 0.9%
AGNC Investment Corp.	83,872	821,107
Annaly Capital Management, Inc.	100,949	2,040,179
Rithm Capital Corp.	116,578	1,327,824
		4,189,110
Multi-Utilities — 0.6%
Consolidated Edison, Inc.	20,802	2,091,017
WEC Energy Group, Inc.	4,098	469,590
		2,560,607
Oil, Gas & Consumable Fuels — 2.0%
Cheniere Energy, Inc.	324	76,134
Chevron Corp.	22,592	3,508,312
Coterra Energy, Inc.	3,522	83,295
Devon Energy Corp.	6,081	213,200
Expand Energy Corp.	4,872	517,601
Kinder Morgan, Inc.	60,908	1,724,305
Ovintiv, Inc.	2,045	82,577
Phillips 66	692	94,126
Williams Cos., Inc. (The)	48,382	3,065,000
		9,364,550
Pharmaceuticals — 4.1%
Bristol-Myers Squibb Co.	42,151	1,901,010
Eli Lilly & Co.	1,637	1,249,031
Johnson & Johnson	47,145	8,741,626
Merck & Co., Inc.	8,552	717,769
Pfizer, Inc.	237,612	6,054,354
		18,663,790
Professional Services — 0.0%
Booz Allen Hamilton Holding Corp., Class A	765	76,462
Residential REITs — 0.1%
Camden Property Trust	2,699	288,199
Retail REITs — 0.2%
Kimco Realty Corp.	6,052	132,236
Regency Centers Corp.	1,215	88,574
Simon Property Group, Inc.	3,776	708,642
		929,452

Schedule of Investments (unaudited) (continued)
September 30, 2025
iShares Advantage Large Cap Income ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Semiconductors & Semiconductor Equipment — 11.7%
Broadcom, Inc.	24,436	$ 8,061,681
Credo Technology Group Holding Ltd.(a)	6,256	910,936
Lam Research Corp.	22,473	3,009,135
Marvell Technology, Inc.	7,433	624,892
NVIDIA Corp.(b)	185,131	34,541,742
QUALCOMM, Inc.	8,364	1,391,435
Skyworks Solutions, Inc.	11,006	847,242
Texas Instruments, Inc.	23,250	4,271,722
		53,658,785
Software — 11.4%
Adobe, Inc.(a)(b)	7,648	2,697,832
Autodesk, Inc.(a)	3,417	1,085,478
Dynatrace, Inc.(a)	1,591	77,084
Elastic NV(a)	13,067	1,104,031
Fair Isaac Corp.(a)	47	70,337
Fortinet, Inc.(a)	945	79,455
HubSpot, Inc.(a)	1,383	646,967
Intuit, Inc.	6,425	4,387,697
Microsoft Corp.(b)	68,140	35,293,113
Palantir Technologies, Inc., Class A(a)	20,474	3,734,867
Salesforce, Inc.	6,372	1,510,164
ServiceNow, Inc.(a)	1,713	1,576,440
Workday, Inc., Class A(a)	1,497	360,373
		52,623,838
Specialized REITs — 0.8%
CubeSmart	51,997	2,114,198
Gaming & Leisure Properties, Inc.	8,903	414,969
Millrose Properties, Inc., Class A	2,403	80,765
Public Storage	3,190	921,431
		3,531,363
Specialty Retail — 2.3%
AutoZone, Inc.(a)	27	115,836
Best Buy Co., Inc.	5,542	419,086
Home Depot, Inc. (The)	16,757	6,789,769
Penske Automotive Group, Inc.	549	95,477
TJX Cos., Inc. (The)	22,122	3,197,514
		10,617,682
Technology Hardware, Storage & Peripherals — 6.4%
Apple Inc.(b)	115,714	29,464,256
Security	Shares	Value
Textiles, Apparel & Luxury Goods — 0.1%
Tapestry, Inc.	2,933	$ 332,074
Tobacco — 1.3%
Altria Group, Inc.	50,210	3,316,873
Philip Morris International, Inc.	17,331	2,811,088
		6,127,961
Trading Companies & Distributors — 0.1%
Ferguson Enterprises, Inc.	2,972	667,452
Wireless Telecommunication Services — 1.1%
Millicom International Cellular SA	14,456	701,694
T-Mobile U.S., Inc.	18,236	4,365,334
		5,067,028
Total Long-Term Investments — 97.1% (Cost: $397,473,796)		446,781,486
Short-Term Securities
Money Market Funds — 1.8%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.09%(c)(d)	8,386,185	8,386,185
Total Short-Term Securities — 1.8% (Cost: $8,386,185)		8,386,185
Total Investments Before Options Written — 98.9% (Cost: $405,859,981)		455,167,671
Options Written — (0.6)% (Premiums Received: $(1,810,009))		(2,714,160)
Total Investments Net of Options Written — 98.3% (Cost: $404,049,972)		452,453,511
Other Assets Less Liabilities — 1.7%		7,771,244
Net Assets — 100.0%		$ 460,224,755

(a)	Non-income producing security.
(b)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.

Schedule of Investments (unaudited) (continued)
September 30, 2025
iShares Advantage Large Cap Income ETF
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/25	Shares Held at 09/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$ —	$ 547 (b)	$ —	$ (547)	$ —	$ —	—	$ 313 (c)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	5,430,923	2,955,262 (b)	—	—	—	8,386,185	8,386,185	164,322	—
				$ (547)	$ —	$ 8,386,185		$ 164,635	$ —

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	304	12/19/25	$ 102,429	$ 1,238,123
Exchange-Traded Options Written
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
S&P 500 Index	64	10/03/25	USD	6,510.00	USD	42,806	$(1,114,880)
S&P 500 Index	65	10/10/25	USD	6,650.00	USD	43,475	(472,550)
S&P 500 Index	66	10/17/25	USD	6,705.00	USD	44,144	(389,070)
S&P 500 Index	77	10/24/25	USD	6,675.00	USD	51,501	(737,660)
							$(2,714,160)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the

Schedule of Investments (unaudited) (continued)
September 30, 2025
iShares Advantage Large Cap Income ETF
Fair Value Hierarchy as of Period End (continued)
pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 446,781,486	$ —	$ —	$ 446,781,486
Short-Term Securities
Money Market Funds	8,386,185	—	—	8,386,185
	$ 455,167,671	$ —	$ —	$ 455,167,671
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ 1,238,123	$ —	$ —	$ 1,238,123
Liabilities
Equity Contracts	(2,714,160)	—	—	(2,714,160)
	$ (1,476,037)	$ —	$ —	$ (1,476,037)

(a)
Derivative financial instruments are futures contracts and options written. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

Currency Abbreviation
USD	United States Dollar

Portfolio Abbreviation
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust